Commodity risk management contracts	12 Months Ended
Dec. 31, 2021
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure Of Commodity Risk Management Contracts Explanatory [Text Block]

Note 8     Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars, fixed price or zero-premium 3-ways (put spread plus call), and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties. The Group’s derivatives are accounted for as non-hedge derivatives and therefore all changes in the fair values of its derivative contracts are recognized as gains or losses in the results of the periods in which they occur.

The following table presents the Group’s production hedged during the year ended December 31, 2021 and for the following periods as a consequence of the derivative contracts in force as of December 31, 2021:

Period	Reference	Type	Volume bbl/d	Weighted average price US$/bbl
January 1, 2021 - March 31, 2021	ICE BRENT	Zero Premium Collars	23,500	38.91 Put 52.72 Call
January 1, 2021 - March 31, 2021	VASCONIA(a)	Zero Premium Collars	2,000	35.00 Put 43.01 Call
			25,500
April 1, 2021 - June 30, 2021	ICE BRENT	Zero Premium Collars	25,500	40.61 Put 53.59 Call
			25,500
July 1, 2021 - September 30, 2021	ICE BRENT	Zero Premium Collars	18,000	43.19 Put 60.64 Call
July 1, 2021 - September 30, 2021	VASCONIA(a)	Zero Premium Collars	2,000	41.50 Put 68.57 Call
			20,000
October 1, 2021 - December 31, 2021	ICE BRENT	Zero Premium Collars	19,500	43.72 Put 62.65 Call
			19,500
January 1, 2022 - March 31, 2022	ICE BRENT	Zero Premium Collars	14,500	49.10 Put 74.81 Call
			14,500
April 1, 2022 - June 30, 2022	ICE BRENT	Zero Premium Collars	12,500	53.35 Put 79.38 Call
			12,500
July 1, 2022 - September 30, 2022	ICE BRENT	Zero Premium Collars	10,000	58.23 Put 84.37 Call
			10,000
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	6,000	60.00 Put 86.38 Call
			6,000
(a)	Vasconia Crude (Ice Brent minus Vasconia Differential)

Since 2020, the Group has entered into Vasconia-based derivative contracts, a new instrument within its hedging portfolio. These derivatives protect both the overall crude price exposure to ICE Brent as well as the Vasconia differential, which reflects the quality adjustment for the GeoPark’s Llanos Basin crude production in Colombia.

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2021	2020	2019
Realized (loss) gain on commodity risk management contracts	(109,654)	21,059	3,888
Unrealized gain (loss) on commodity risk management contracts	463	(12,978)	(26,411)
	(109,191)	8,081	(22,523)

The following table presents the Group’s derivative contracts agreed after the balance sheet date:

Period	Reference	Type	Volume bbl/d	Price US$/bbl
July 1, 2022 - September 30, 2022	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 90.50 Call
July 1, 2022 - September 30, 2022	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 96.70 Call
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 91.40 Call
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 99.30 Call
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 101.70 Call
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	1,500	65.00 Put 102.50 Call
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 103.70 Call
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	1,500	60.00 Put 104.75 Call
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	1,500	65.00 Put 104.90 Call
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	1,500	70.00 Put 102.30 Call
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	1,500	70.00 Put 109.50 Call
April 1, 2023 - June 30, 2023	ICE BRENT	Zero Premium Collars	1,500	65.00 Put 100.75 Call
April 1, 2023 - June 30, 2023	ICE BRENT	Zero Premium Collars	1,500	70.00 Put 103.50 Call